Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Redeemable Preferred Shares [Abstract]
Schedule of carrying amounts of convertible redeemable preferred shares
For the year ended December 31,
2017
Balance at beginning of the year	68,862
Issuance of Series E Preferred Shares	6,300
Beneficiary conversion feature of Series E Preferred Shares	(3,258)
Change in redemption value	6,956
Conversion to ordinary shares	(78,860)

Balance at end of the year	-